3 - Marketable Debt Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimted Fair Value
December 31, 2014

Obligations of states and
political subdivisions	$ 127,901,002	$ 4,885,012	$ (357,928)	$ 132,428,086
Corporate securities	130,316	288,671	--	418,987
	$ 128,031,318	$ 5,173,683	$ (357,928)	$ 132,847,073

December 31, 2013

Obligations of states and
political subdivisions	$ 109,412,622	$ 1,241,209	$ (5,025,281)	$ 105,628,550
Corporate securities	130,316	302,718	--	433,034
	$ 109,542,938	$ 1,543,927	$ (5,025,281)	$ 106,061,584